FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Reconciliation of changes in liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in liabilities arising from financing activities
Balance at the beginning	€ 59,130	€ 168,444	€ 154,618
Cash flow from financing activities	(84,631)	(3,301)
Proceeds from loans		4,895
Repayments of loans	(81,871)	(5,880)	(1,911)
Principal elements of lease payment	(715)	(609)
Interest paid	(2,044)	(1,708)
Changes in the cash flow from financing activities	(24,683)	17,127
Foreign currency effects	(77)	(19)
New leases	10,347	433
Accrued interest	(34,922)	14,677
Fair value measurement	(32)	2,036
Balance at the ending	59,130	168,444	154,618
Loans
Reconciliation of changes in liabilities arising from financing activities
Balance at the beginning	48,244	167,111	153,090
Cash flow from financing activities	(83,812)	(2,625)
Proceeds from loans		4,895
Repayments of loans	(81,871)	(5,880)
Interest paid	(1,941)	(1,640)
Changes in the cash flow from financing activities	(35,055)	16,645
Accrued interest	(35,024)	14,609
Fair value measurement	(32)	2,036
Balance at the ending	48,244	167,111	153,090
Lease liabilities
Reconciliation of changes in liabilities arising from financing activities
Balance at the beginning	10,886	1,333	1,528
Cash flow from financing activities	(819)	(676)
Principal elements of lease payment	(715)	(609)
Interest paid	(103)	(68)
Changes in the cash flow from financing activities	10,372	482
Foreign currency effects	(77)	(19)
New leases	10,347	433
Accrued interest	102	68
Balance at the ending	€ 10,886	€ 1,333	€ 1,528